Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Jan. 02, 2021	Oct. 03, 2020	Dec. 28, 2019	Sep. 28, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 385,631		$ 376,484
Less: accumulated depreciation and amortization		(319,240)		(297,978)
Property, plant and equipment, net	$ 62,628	66,391	$ 71,805	78,506
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		5,813		5,813
Building and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		16,148		15,976
Vehicles, machinery, and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		34,639		34,831
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		164,501		166,640
Office furniture, equipment, and other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		154,570		146,455
Software and construction in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 9,960		$ 6,769